Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Hero Wars
Revenue
Percentage of group's total revenues	92.00%	99.00%	96.00%	99.00%	98.00%
US
Revenue
Revenue	$ 84,436	$ 81,385	$ 101,320		$ 61,494
Europe
Revenue
Revenue	55,729	53,485	124,322		42,382
Asia
Revenue
Revenue	57,421	68,367	93,732		59,546
Other
Revenue
Revenue	$ 36,553	$ 49,543	$ 479,688		$ 260,892